Income Taxes (Statutory Rate and Effective Tax Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income taxes at The Netherlands statutory rate, amounts	$ 33,124	$ 29,628	$ 9,334
Income taxes at The Netherlands statutory rate, rate	25.00%	25.00%	25.00%
Taxation of foreign operations, net, amounts	$ (36,407)	$ (29,959)	$ (31,826)
Taxation of foreign operations, rate	(27.50%)	(25.30%)	(85.20%)
Tax impact from non-deductible items, amounts	$ 14,411	$ 9,339	$ 6,219
Tax impact from non-deductible items, rate	10.90%	7.90%	16.70%
Tax impact from tax exempt income, amounts	$ (5,810)	$ (2,589)	$ (8,557)
Tax impact from tax exempt income, rate	(4.40%)	(2.10%)	(23.00%)
Tax contingencies, net, amounts	$ 1,163	$ 4,409	$ 1,986
Tax contingencies, net, rate	0.90%	3.70%	5.30%
Taxes due to changes in tax rates, amounts	$ (836)	$ 330	$ (1,640)
Taxes due to changes in tax rates, rate	(0.60%)	0.30%	(4.40%)
Government incentives and other deductions, amounts	$ (2,754)	$ (8,617)	$ (5,931)
Government incentives and other deductions, rates	(2.10%)	(7.30%)	(15.90%)
Restructuring, amounts	$ 0	$ 0	$ (872)
Restructuring, rate	(0.00%)	(0.00%)	(2.30%)
Prior year taxes, amounts	$ (1,201)	$ (1,950)	$ (888)
Prior year taxes, rate	(0.90%)	(1.70%)	(2.40%)
Valuation allowance, amounts	$ 3,450	$ 0	$ 0
Valuation allowance, percent	2.60%	0.00%	0.00%
Other items, net, amounts	$ 501	$ 721	$ 415
Other items, net, rate	0.40%	0.60%	1.10%
Total provision for income taxes	$ 5,641	$ 1,312	$ (31,760)
Total provision for income taxes, rate	4.30%	1.10%	(85.10%)